Commitments and contingencies - Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023
New Corporate Headquarters Lease
Commitments and Contingencies
Term of contract			3 years
Renewal term			2 years
Rental expense	$ 100	$ 29
Operating lease cash payments	$ 100	$ 28
Operating lease discount rate	11.00%	11.00%
Former Corporate Headquarters Lease
Commitments and Contingencies
Rental expense	$ 0	$ 22
Operating lease cash payments	$ 0	$ 22